Note 4(a) - Advances for Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels under construction
Balance, December 31, 2020	31,654
— Advances paid	95,841
— Capitalized expenses	2,351
— Transferred to Vessels, net	(126,646)
Balance, June 30, 2021	3,200